SCHEDULE OF ACCOUNTS RECEIVABLE FROM RELATED PARTIES (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Related Party Transaction [Line Items]
Accounts receivable from related parties	$ 1,094,855	$ 515,193
Dogness Network Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable from related parties	1,036,476	515,193
Dogness Technology [Member]
Related Party Transaction [Line Items]
Accounts receivable from related parties	$ 58,379